Restatement of Previously Issued Financial Statements - Schedule of Restatements – Unaudited Condensed Consolidated Statements of Operations and Comprehensive loss (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024		Jun. 30, 2024		Sep. 30, 2023
As Previously Reported [Member]
Operating expenses:
General and administrative expenses	$ 2,132,149		$ 14,139,078		$ 2,316,454
Total operating expenses	2,132,149		14,139,078		2,316,454
Loss from operations	(2,132,149)		(14,139,078)		(2,316,454)
Other income (expenses)
Interest expense, net	(5,796)		(17,440)
Other expenses, net
Total other expense, net	(5,796)		(17,440)		(24,207)
Loss before income taxes	(2,137,945)		(14,156,518)
Income tax expense
Net loss	(2,137,945)		(14,156,518)
Foreign currency translation adjustment	(18,415)		(29,994)
Total comprehensive loss attributable to ordinary shareholders	$ (2,156,360)		$ (14,186,512)		$ (2,272,267)
Weighted average number of ordinary shares outstanding - basic (in Shares)	2,445,688	[1]	972,814	[2]	137,750,000	[3]
Weighted average number of ordinary shares outstanding - diluted (in Shares)	2,445,688	[1]	972,814	[2]	137,750,000	[3]
Loss per ordinary share - basic (in Dollars per share)	$ (0.87)	[1]	$ (14.55)	[2]	$ (0.02)
Loss per ordinary share - diluted (in Dollars per share)	$ (0.87)	[1]	$ (14.55)	[2]	$ (0.02)
Adjustments [Member]
Operating expenses:
General and administrative expenses	$ (119,211)		$ 2,189,882		$ (1,090,953)
Total operating expenses	(119,211)		2,189,882		(1,090,953)
Loss from operations	119,211		(2,189,882)		1,090,953
Other income (expenses)
Interest expense, net	514		(345,044)
Other expenses, net	(311)		(1,363)
Total other expense, net	203		(346,407)		(592,191)
Loss before income taxes	119,414		(2,536,289)
Income tax expense
Net loss	119,414		(2,536,289)
Foreign currency translation adjustment	(1,937)		(164,327)
Total comprehensive loss attributable to ordinary shareholders	$ 117,477		$ (2,700,616)		$ 554,366
Weighted average number of ordinary shares outstanding - basic (in Shares)	(41)	[1]	1,382,286	[2]
Weighted average number of ordinary shares outstanding - diluted (in Shares)	(41)	[1]	1,382,286	[2]
Loss per ordinary share - basic (in Dollars per share)	$ 0.04	[1]	$ 7.46	[2]	$ 0.01
Loss per ordinary share - diluted (in Dollars per share)	$ 0.04	[1]	$ 7.46	[2]	$ 0.01
As Restated [Member]
Operating expenses:
General and administrative expenses	$ 2,012,938		$ 16,328,960
Total operating expenses	2,012,938		16,328,960
Loss from operations	(2,012,938)		(16,328,960)
Other income (expenses)
Interest expense, net	(5,282)		(362,484)
Other expenses, net	(311)		(1,363)
Total other expense, net	(5,593)		(363,847)
Loss before income taxes	(2,018,531)		(16,692,807)
Income tax expense
Net loss	(2,018,531)		(16,692,807)
Foreign currency translation adjustment	(20,352)		(194,321)
Total comprehensive loss attributable to ordinary shareholders	$ (2,038,883)		$ (16,887,128)
Weighted average number of ordinary shares outstanding - basic (in Shares)	2,445,647	[1]	2,355,100	[2]
Weighted average number of ordinary shares outstanding - diluted (in Shares)	2,445,647	[1]	2,355,100	[2]
Loss per ordinary share - basic (in Dollars per share)	$ (0.83)	[1]	$ (7.09)	[2]
Loss per ordinary share - diluted (in Dollars per share)	$ (0.83)	[1]	$ (7.09)	[2]

[1]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4 and share combination at a ratio of one-for-sixty effected on August 25, 2025 as described in Note 1.
[2]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4 and share combination at a ratio of one-for-sixty effected on August 25, 2025 as described in Note 1.
[3]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4